Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Summary Compensation Table Total for PEO - Oleg Shchegolev ($) (1)	Compensation Actually Paid to PEO - Oleg Shchegolev ($) (2)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(3)(4)		Value of Initial Fixed $100 Investment Based On:

Year				Average Compensation Actually Paid to Non-PEO NEOs ($) (4)(5)	Total Stockholder Return ($) (6)	Peer Group Total Stockholder Return ($) (7)	Net Income (loss) (in thousands) ($) (8)	Revenue (in thousands) ($) (9)

2024	8,000,762	8,135,122	3,746,625	3,350,916	56.98	109.30	7,375	376,815
2023	4,353,345	9,411,369	3,775,934	5,788,839	65.52	84.37	950	307,675
2022	6,010,359	2,142,949	2,954,720	(870,364)	39.04	52.36	(33,848)	254,316

Company Selected Measure Name	revenue
Named Executive Officers, Footnote	The dollar amounts reported are the amounts of total compensation reported for Mr. Shchegolev for each applicable year in the “Total” column of the Summary Compensation Table — see “Executive Compensation — 2024 Summary Compensation Table.”Our NEOs (other than PEO) were as follows:

Fiscal Year
2024	2023	2022

•Brian Mulroy •Eugene Levin •Vitalii Obishchenko •Andrew Warden	•Brian Mulroy •Vitalii Obishchenko	•Eugene Levin •Dmitry Melnikov •Evgeny Fetisov

Peer Group Issuers, Footnote	Represents the weighted peer group TSR, weighted according to the respective peer group companies’ stock market capitalization during the measurement period that is consistent with that used for TSR described in footnote 6 above. The peer group used for this purpose is the Nasdaq Computer Index, a published industry index.
PEO Total Compensation Amount	$ 8,000,762	$ 4,353,345	$ 6,010,359
PEO Actually Paid Compensation Amount	$ 8,135,122	9,411,369	2,142,949
Adjustment To PEO Compensation, Footnote	The amounts reported represent the “compensation actually paid” to our PEO, computed in accordance with Item 402(v) of Regulation S-K, but do not reflect the actual amount of compensation earned by or paid to our PEO in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the amount reported for our PEO in the “Total” column of the Summary Compensation Table for each year to calculate compensation actually paid:

Compensation Actually Paid Calculation: PEO - Oleg Shchegolev
Year	Summary Compensation Table Total for PEO ($)	-	Summary Compensation Table Value of Equity Awards ($) (a)	+	Equity Award Adjustments ($) (b)	=	Compensation Actually Paid to PEO ($)

2024	8,000,762		(7,999,992)		8,134,352		8,135,122
2023	4,353,345		(4,344,225)		9,402,249		9,411,369
2022	6,010,359		(6,000,000)		2,132,590		2,142,949
(a)The amounts reported represent the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns of the Summary Compensation Table for the applicable fiscal year.
(b)The additional equity award adjustments for each fiscal year include the following:

	Equity Award Adjustments: PEO — Oleg Shchegolev	Fiscal 2024 ($)	Fiscal 2023 ($)	Fiscal 2022 ($)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	9,261,137	8,212,035	2,132,590
+	Year over Year Change in Fair Value of Stock Awards and Option Awards Granted in Prior Fiscal Years that are Outstanding and Unvested in Fiscal Year	(1,094,534)	994,299	—
+	Fair Value at Vesting Date of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
+	Year over Year Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(32,251)	195,915	—
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
=	Total Equity Award Adjustments	8,134,352	9,402,249	2,132,590
	The valuation assumptions used to calculate fair values did not materially differ from those disclosed at the time of grant. For purposes of the adjustments to determine “Compensation Actually Paid”, we computed the fair value of equity awards in accordance with FASB ASC 718 at the end of the relevant fiscal year, other than fair values of equity awards that vested within fiscal years 2022, 2023 and 2024, as applicable, which are valued as of the applicable vesting date.
Non-PEO NEO Average Total Compensation Amount	$ 3,746,625	3,775,934	2,954,720
Non-PEO NEO Average Compensation Actually Paid Amount	$ 3,350,916	5,788,839	(870,364)
Adjustment to Non-PEO NEO Compensation Footnote	The amounts reported represent the average “compensation actually paid” to the NEOs, other than our PEO, as a group, computed in accordance with Item 402(v) of Regulation S-K. The amounts do not reflect the actual average amount of compensation earned by or paid to such NEOs as a group in the applicable year. In accordance with Item 402(v) of Regulation S-K, the following adjustments were made to the average of the amounts reported in the “Total” column of the Summary Compensation Table for the NEOs as a group (excluding our PEO) for each year to determine the compensation actually paid, using the same methodology described above in footnote 2:

Average Compensation Actually Paid Calculation: Non-PEO Named Executive Officers
Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs ($)	-	Average Summary Compensation Table Value of Equity Awards ($) (a)	+	Average Equity Award Adjustments ($) (b)	=	Average Compensation Actually Paid to Non-PEO NEOs ($)

2024	3,746,625		(2,999,981)		2,604,272		3,350,916
2023	3,775,934		(3,111,011)		5,123,916		5,788,839
2022	2,954,720		(2,600,000)		(1,225,084)		(870,364)
(a)The amounts reported represent the average of the sum of the amounts reported in the “Stock Awards” and “Option Awards” columns in the Summary Compensation Table for the applicable fiscal year.
(b)The additional equity award adjustments for each fiscal year include the following:

	Equity Award Adjustments: Non-PEO Named Executive Officers (Average as a Group)	Fiscal 2024 ($)	Fiscal 2023 ($)	Fiscal 2022 ($)

+	Fair Value at Fiscal Year End of Outstanding and Unvested Stock Awards and Option Awards Granted in Fiscal Year	3,091,698	4,783,313	924,120
+	Year over Year Change in Fair Value of Stock Awards and Option Awards Granted in Prior Fiscal Years that are Outstanding and Unvested in Fiscal Year	(420,165)	289,971	(802,741)
+	Fair Value at Vesting Date of Stock Awards and Option Awards Granted in Fiscal Year That Vested During Fiscal Year	—	—	—
+	Year over Year Change in Fair Value as of Vesting Date of Stock Awards and Option Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	(67,261)	50,632	(1,346,463)
-	Fair Value as of Prior Fiscal Year End of Stock Awards and Option Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	—	—	—
=	Total Equity Award Adjustments	2,604,272	5,123,916	(1,225,084)

Compensation Actually Paid vs. Total Shareholder Return
The graph below shows the relationship between the PEO and Average Non-PEO NEO compensation actually paid, the Company’s cumulative TSR (assuming an initial fixed investment of $100 on December 31, 2021), and the Company’s Peer Group (Nasdaq Computer Index) cumulative TSR (assuming an initial fixed investment of $100 on December 31, 2021), for the fiscal years ended December 31, 2022, 2023, and 2024:

Compensation Actually Paid vs. Net Income	The graph below shows the relationship between the PEO and Average Non-PEO NEO compensation actually paid and net income (loss) for the fiscal years ended December 31, 2022, 2023 and 2024:
Compensation Actually Paid vs. Company Selected Measure	The graph below reflects the relationship between the PEO and Average Non-PEO NEO compensation actually paid and revenue for the fiscal years ended December 31, 2022, 2023 and 2024.
Total Shareholder Return Vs Peer Group
The graph below shows the relationship between the PEO and Average Non-PEO NEO compensation actually paid, the Company’s cumulative TSR (assuming an initial fixed investment of $100 on December 31, 2021), and the Company’s Peer Group (Nasdaq Computer Index) cumulative TSR (assuming an initial fixed investment of $100 on December 31, 2021), for the fiscal years ended December 31, 2022, 2023, and 2024:

Tabular List, Table	Revenue; •ARR Growth; and •Adjusted EBITDA Margin.
Total Shareholder Return Amount	$ 56.98	65.52	39.04
Peer Group Total Shareholder Return Amount	109.30	84.37	52.36
Net Income (Loss)	$ 7,375,000	$ 950,000	$ (33,848,000)
Company Selected Measure Amount	376,815,000	307,675,000	254,316,000
PEO Name	Mr. Shchegolev
Additional 402(v) Disclosure	The dollar amounts reported are the average amounts of total compensation reported for our NEOs, other than our PEO, as a group for each applicable year in the “Total” column of the Summary Compensation Table.
As required by Item 402 of Regulation S-K, because he was a NEO in fiscal 2022 and fiscal 2024, Eugene Levin’s compensation is also provided for fiscal 2023 in the 2024 Summary Compensation Table. However, for purposes of the Pay Versus Performance Table such compensation is not included in calculating the average non-PEO NEO group totals for fiscal 2023.
	Total stockholder return (“TSR”) represents the cumulative total return of an investment of $100 in our common stock, calculated by dividing the difference between the Company’s stock price at the end of the measurement period by the Company’s stock price at the beginning of the measurement period. The measurement period for calculating TSR begins on December 31, 2021 and ends on the last day of the applicable fiscal year. The Company did not pay any dividends in the period from December 31, 2021 to December 31, 2024. The dollar amounts reported represent the amount of net income (loss) reflected in the Company’s audited financial statements for the applicable fiscal year. The dollar amounts reported represent the amount of revenue reflected in the Company’s audited financial statements for the applicable fiscal year.
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Measure:: 2
Pay vs Performance Disclosure
Name	ARR Growth
Measure:: 3
Pay vs Performance Disclosure
Name	Adjusted EBITDA Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,999,992)	$ (4,344,225)	$ (6,000,000)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	8,134,352	9,402,249	2,132,590
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,261,137	8,212,035	2,132,590
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,094,534)	994,299	0
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(32,251)	195,915	0
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,999,981)	(3,111,011)	(2,600,000)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,604,272	5,123,916	(1,225,084)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,091,698	4,783,313	924,120
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(420,165)	289,971	(802,741)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(67,261)	50,632	(1,346,463)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0